S000010024 [Member] Investment Objectives and Goals - The Kansas Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Kansas Tax‑Free Intermediate Bond Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income exempt from federal and, to the extent possible, from Kansas income taxes, as is consistent with the preservation of capital.